Business Combinations (Tables)	12 Months Ended
Mar. 31, 2013
Log Max AB and Log Max Inc.
Consideration Paid, Assets Acquired and Liabilities Assumed Adjusted to Reflect Purchase Price Allocation as of Date of Acquisition

Following is a summary of the assets acquired and liabilities adjusted to reflect purchase price allocation assumed as of the date of acquisition.

Millions of yen
Consideration
Cash and cash equivalents	¥6,782

Fair value of total consideration transferred	6,782
Acquisiton-related cost (included in selling, general and administrative expenses)	¥298

Recognized amounts of identifiable assets and liabilities assumed
Current assets	¥2,340
Property, plant and equipment	50
Intangible assets	3,758
Other assets	16

Total assets acquired	6,164

Current liabilities	(492)
Long-term liabilities	(931)

Total liabilities assumed	(1,423)

Net assets acquired	4,741

Goodwill	2,041

¥6,782

Gigaphoton Inc
Consideration Paid, Assets Acquired and Liabilities Assumed Adjusted to Reflect Purchase Price Allocation as of Date of Acquisition

Following is a summary of the assets acquired and liabilities assumed adjusted to reflect purchase price allocation as of the date of acquisition:

Millions of yen
Consideration
Cash and cash equivalents	¥7,500

Fair value of total consideration transferred	7,500
Fair value of Komatsu’s equity interest in Gigaphoton held before the business combination	7,500

¥15,000

Acquisiton-related cost (included in selling, general and administrative expenses)	¥36

Recognized amounts of identifiable assets and liabilities assumed
Current assets	¥14,859
Property, plant and equipment	2,376
Intangible assets	7,425
Other assets	15

Total assets acquired	24,675

Current liabilities	(7,860)
Long-term liabilities	(2,896)

Total liabilities assumed	(10,756)

Net assets acquired	13,919

Goodwill	1,081

¥15,000